Consolidated statements of changes in equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Total Reserves [Member]	Deficit [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 141,040,654	$ 20,352,305	$ 715,968	$ 21,068,273	$ (82,583,922)	$ 79,525,005
Beginning balance, shares at Dec. 31, 2021	137,221,408
IfrsStatementLineItems [Line Items]
Share-based payments		1,478,100		1,478,100		1,478,100
Total comprehensive loss for the year					(11,838,257)	(11,838,257)
Ending balance, value at Dec. 31, 2022	$ 141,040,654	21,830,405	715,968	22,546,373	(94,422,179)	69,164,848
Ending balance, shares at Dec. 31, 2022	137,221,408
IfrsStatementLineItems [Line Items]
Share-based payments		810,150		810,150		810,150
Total comprehensive loss for the year					(64,148,145)	(64,148,145)
Ending balance, value at Dec. 31, 2023	$ 141,040,654	22,640,555	715,968	23,356,523	(158,570,324)	5,826,853
Ending balance, shares at Dec. 31, 2023	137,221,408
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year					(2,875,061)	(2,875,061)
Ending balance, value at Dec. 31, 2024	$ 141,040,654	$ 22,640,555	$ 715,968	$ 23,356,523	$ (161,445,385)	$ 2,951,792
Ending balance, shares at Dec. 31, 2024	137,221,408